Cash, Cash Equivalents, and Marketable Securities - Portfolio of Marketable Securities (FY) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized cost	$ 39,175
Unrealized gains	9
Unrealized losses	(1)
Fair value	39,183
Certificates of deposit
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized cost	5,970
Unrealized gains	1
Fair value	5,971
Commercial paper
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized cost	25,433
Unrealized gains	6
Fair value	25,439
Corporate debt securities
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized cost	1,864
Unrealized gains	1
Fair value	1,865
U.S. government securities
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Amortized cost	5,908
Unrealized gains	1
Unrealized losses	(1)
Fair value	$ 5,908